Significant Related Party Transactions - Summary of Registered Capital of Related Parties with Control Relationship and Changes (Parenthetical) (Detail) - China Life AMP Asset Management Company ("CL AMP") [member] - CNY (¥)
¥ in Millions
1 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	[1]	Aug. 08, 2018	Aug. 07, 2018	Dec. 31, 2017	[1]
Disclosure of transactions between related parties [line items]
Capital contribution	¥ 700
Registered capital of related parties with control		¥ 1,288		¥ 1,288	¥ 588	¥ 588
China Life Asset Management Company Limited ("AMC") [member]
Disclosure of transactions between related parties [line items]
Capital contribution	595
Other shareholders [member]
Disclosure of transactions between related parties [line items]
Capital contribution	¥ 105

[1]	In July 2018, AMC completed a RMB595 million capital contribution to CL AMP, while other shareholders increased RMB105 million. The total capital contribution was RMB700 million. As at 8 August 2018, CL AMP completed the business registration modification procedure for the registered capital with the amount increased from RMB588 million to RMB1,288 million. The capital increase was in the same proportion, and the percentage of holding remained unchanged.